Employee Benefits - Schedule of net periodic benefit costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Service and other cost	$ 0	$ (2,600)	$ (400)
Interest cost	(5,100)	(7,200)	(7,000)
Expected return on assets	8,400	8,900	9,000
Curtailments, settlements and terminations	0	9,600	0
Amortization of net loss	(100)	(300)	(100)
Net periodic pension benefit	$ 3,200	$ 8,400	$ 1,500